Awards and Restricted Stock Units Issued under 2007 Plan (Detail) - Employee Incentive Plan 2007 shares in Thousands	12 Months Ended
May 31, 2016 $ / shares shares
Weighted Average Grant-Date Fair Value
Beginning Balance | $ / shares	$ 21.04
Shares granted | $ / shares	46.63
Shares exercised | $ / shares	17.53
Ending Balance | $ / shares	$ 23.53
Shares
Beginning balance | shares	859
Shares granted | shares	64
Shares exercised | shares	(120)
Ending balance | shares	803